BANK LOANS	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
BANK LOANS
BANK LOANS
12.	BANK LOANS

	As at
	December 31,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	US$
		(unaudited)	(unaudited)
Short-term bank loans	1,348,166	1,266,270	189,049

The weighted average interest rate for the outstanding short-term bank loans as of December 31, 2021 and June 30, 2022 were 4.59% and 4.44%, respectively.

There are no commitment fees and conditions under which lines may be withdrawn associated with the Group’s unused facilities.

12.	BANK LOANS

	As at
	December 31, 2021	September 30, 2022	September 30, 2022
	RMB	RMB	US$
		(unaudited)	(unaudited)
Short-term bank loans	1,348,166	1,041,045	146,348
	1,348,166	1,041,045	146,348

The weighted average interest rates for the outstanding short-term bank loans as of December 31, 2021 and September 30, 2022 were 4.59% and 4.39%, respectively.